UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560

Signature, Place and Date of Signing:


/s/ Tim McManus                New York, New York           May 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total: $ 78,774
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                   Name

           28-
----          -------------------                 ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE
                                                   MKT VALUE    SHRS OR    SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP      ($1000)     PRN AMT    PRN CALL   DISCRETION   MANAGERS   SOLE      SHARED  NONE
--------------        --------------     -----      -------     -------    --------   ----------   --------   ----      ------  ----
AFLAC, INC             Common Stock    001055102     53,696    1,337,716      SH         Sole                 1,337,716
American
  International
  Group                Common Stock    026874107     17,838      250,000      SH         Sole                   250,000
ASML Holdings NV -
  NY Reg Shares        Common Stock    070591110      7,240      395,000      SH         Sole                   395,000

                                                     78,774

All of the above investments are held in the name of either Joho Fund, Ltd. or Joho Partners, L.P. Joho Capital, L.L.C. has full investment discretion and voting authority.

01642.0001 #485340